Financial Liabilities	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Financial Liabilities
11.	Financial Liabilities

(a)	Financial liabilities as of December 31, 2020 and 2021 are as follows:

( In millions of won )
	December 31, 2020		December 31, 2021

Current
Short-term borrowings	~~W~~	394,906	613,733
Current portion of long-term borrowings and bonds		2,705,709	3,393,506
Derivatives(*1)		58,875	8,594
Cash flow hedging derivatives(*2)		—	13,400
Lease liabilities		35,534	40,479

	~~W~~	3,195,024	4,069,712

Non-current
Won denominated borrowings	~~W~~	2,435,000	2,173,500
Foreign currency denominated borrowings		6,584,658	5,487,091
Bonds		1,948,541	995,976
Derivatives(*1)		108,750	2,331
Lease liabilities		47,897	43,847

	~~W~~	11,124,846	8,702,745

(*1)
Represents
 cross
currency interest rate swap contracts and others entered into by
the Group to hedge currency and interest rate risks with respect to foreign currency denominated borrowings and bonds. The contracts are not designated as hedging instruments.

(*2)	Represents forward exchange contracts entered into by the Group to hedge exchange rate risks with respect to forecast sales in foreign currency. The contracts are designated as hedging instruments.

(b)	Short-term borrowings as of December 31, 2020 and 2021 are as follows.

(In millions of won, USD)
Lender	Annual interest rate as of December 31, 2021 (%)(*)	December 31, 2020		December 31, 2021

Standard Chartered Bank Korea Limited	—	~~W~~	326,400		—
Standard Chartered Bank Vietnam and others	3ML + 0.80		68,506		613,733

Foreign currency equivalent		USD	363	USD	518

		~~W~~	394,906		613,733

(*)	ML represents Month LIBOR (London Inter-Bank Offered Rates).

(c)	Won denominated long-term borrowings as of December 31, 2020 and 2021 are as follows:

(In millions of won)
Lender	Annual interest rate as of December 31, 2021 (%)(*)	December 31, 2020		December 31, 2021
Woori Bank	—	~~W~~	60	—
Korea Development Bank and others	CD rate (91days) + 1.00~1.60, 1.90~3.25		3,272,500	2,785,000
Less current portion of long-term borrowings			(837,560)	(611,500)

		~~W~~	2,435,000	2,173,500

(*)	CD represents certificate of deposit.

(d)	Foreign currency denominated long-term borrowings as of December 31, 2020 and 2021 are as follows:

(In millions of won and USD, CNY)
Lender	Annual interest rate as of December 31, 2021 (%)(*)	December 31, 2020		December 31, 2021
The Export-Import Bank of Korea and others	3ML+1.20~2.40 6ML+1.25~1.43, 1.82~2.46	~~W~~	1,680,960		2,163,538
China Construction Bank and others	USD: 3ML+0.65~1.43 CNY: LPR(5Y)+0.34, LPR(1Y)-0.15~+0.15, 4.20		5,948,472		4,489,974

Foreign currency equivalent		USD	2,742	USD	2,782
		CNY	27,825	CNY	18,017
Less current portion of long-term borrowings		~~W~~	(1,044,774)		(1,166,421)

		~~W~~	6,584,658		5,487,091

(*)	LPR represents Loan Prime Rate of People’s Bank of China.

(e)	Details of bonds issued and outstanding as of December 31, 2020 and 2021 are as follows:

(In millions of won and USD)
	Maturity	Annual interest rate as of December 31, 2021 (%)	December 31, 2020		December 31, 2021
Won denominated bonds at amortized cost(*1)
Publicly issued bonds	February 2022 ~ September 2026	2.29~2.95	~~W~~	1,320,000		1,320,000
Privately issued bonds	May 2022 ~ May 2033	3.25~4.25		160,000		160,000
Less discount on bonds				(1,798)		(2,534)
Less current portion				(499,796)		(599,825)

			~~W~~	978,406		877,641

Foreign currency denominated bonds at amortized cost(*2)
Publicly issued bonds	November 2021	—	~~W~~	326,400		—
Privately issued bonds	April 2023	3ML + 1.47		108,800		118,550
Foreign currency equivalent			USD	400	USD	100
Less discount on bonds				(3,161)		(215)
Less current portion				(323,579)		—

			~~W~~	108,460		118,335
Financial liabilities at fair value through profit or loss
Foreign currency denominated convertible bonds(*3)	August 2024	1.50	~~W~~	861,675		1,015,760
Foreign currency equivalent			USD	792	USD	857
Less current portion				—		(1,015,760)

			~~W~~	861,675		—

			~~W~~	1,948,541		995,976

(*1)	Principal of the won denominated bonds is to be repaid at maturity and interests are paid quarterly.
(*2)	Principal of the foreign currency denominated bonds is to be repaid at maturity and interests are paid quarterly or semi-annually.
(*3)	Reclassified to current considering the bondholders’ right to redeem before maturity (put option).

(f)	Details of the convertible bonds issued by the Controlling Company and outstanding as of December 31, 2021 are as follows:

(In won, USD)
Description
Type	Unsecured foreign currency denominated convertible bonds
Issuance amount	USD 687,800,000
Annual interest rate (%)	1.50
Issuance date	August 22, 2019
Maturity date	August 22, 2024
Interest payment	Payable semi-annually in arrear until maturity date
Principal redemption	1. Redemption at maturity: Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed or converted.

2.  Early redemption:
The Controlling Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Controlling Company to redeem before maturity (put option). At exercise of each option, the outstanding principal amount together with accrued but unpaid interest are to be redeemed.

Conversion price	~~W~~ 19,845 per common share (subject to adjustment based on diluted effects of certain events)
Conversion period	From August 23, 2020 to August 12, 2024
Redemption at the option of the issuer (Call option)
•   On or at any time after 3 years from the issuance, if the closing price of the shares for any 20 trading days out of the 30 consecutive trading days is at least 130% of the applicable conversion price
•   The aggregate principal amount of the convertible bonds outstanding is less than 10% of the aggregate principal amount originally issued, or
•   In the event of certain changes in laws and other directives resulting in additional taxes for the holders

Redemption at the option of the bondholders (Put option)	On the third anniversary from the issuance date
The Controlling Company designated the convertible bonds as financial liabilities at fair value through profit
o
r
 loss and recognized the change in fair value in profit or loss. The Controlling Company measures the convertible bond at fair value using the market price of convertible bonds disclosed on Bloomberg. The number of convertible shares as of December 31, 2021 is as follows:

(In won and No. of shares)
	December 31, 2021
Aggregate outstanding amount of the convertible bonds	~~W~~	813,426,670,000
Conversion price	~~W~~	19,845
Number of common shares to be issued at conversion		40,988,998